GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern
Operating losses	$ (183,934)	$ (347,963)	$ (334,993)
Accumulated deficit	(26,759,061)	$ (26,575,127)
Working capital deficiency	$ (1,164,107)